SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan - Lloyds Banking Group Executive Share Ownership Plan [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED PAYMENTS (Details) - Schedule of Shares under the Executive Share Ownership Plan [Line Items]
Outstanding, Period Start	370,804,915	358,228,028
Granted	160,586,201	139,812,788
Vested	(73,270,301)	(57,406,864)
Forfeited	(48,108,870)	(73,268,966)
Dividend award	7,373,691	3,439,929
Outstanding, Period End	417,385,636	370,804,915